Expenses and Other Non-Operating Income/(Expense), Net - Schedule Of General And Administrative Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Expenses And Other Non Operating Income Expense Net [Abstract]
Total	$ 33,263,730	$ 8,972,450